Alger AI Enablers & Adopters Average Annual Total Returns - Class A C Shares [Member]		12 Months Ended	21 Months Ended	53 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	19.32%	12.04%	14.42%	14.82%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		33.48%	38.87%
Performance Inception Date	Apr. 04, 2024
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		30.33%	36.33%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		19.96%	29.29%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		38.78%	42.14%
Performance Inception Date	Apr. 04, 2024